RELATED PARTY TRANSACTIONS (Details Narrative) ¥ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
Related Party Transaction [Line Items]
Revenues from related parties			$ 2,294,400	¥ 15
Related Company Owned By Mr Lin [Member]
Related Party Transaction [Line Items]
Due to related party	$ 1,400,000				¥ 10	$ 2,100,000	¥ 15
Debt instrument term	12 months
Ownership percentage	100.00%				100.00%
Debt interest rate	5.85%
Debt, maturity date	Apr. 15, 2025
Taoping New Media Co., Ltd [Member]
Related Party Transaction [Line Items]
Ownership percentage	5.00%				5.00%
Taoping Alliance Companies [Member]
Related Party Transaction [Line Items]
Revenues from related parties	$ 134,000	$ 71,000
Taoping Affiliate Customers [Member] | System Maintenance Service [Member]
Related Party Transaction [Line Items]
Other revenue related party	1,000	$ 2,000
Taoping New Media Co., Ltd [Member]
Related Party Transaction [Line Items]
Due to related party	1,582,000					3,038,000
Related Company Owned By Mr Lin [Member]
Related Party Transaction [Line Items]
Due to related party	$ 200,000					$ 900,000
Debt instrument term	2 years